Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Estimated Useful Lives of Assets	Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furniture and fixtures	3 to 21 years

Summary of Estimated Useful Lives of Intangible Assets
Amortization is provided on a straight-line basis over estimated useful lives of the intangible assets as per details below

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles–Dealer network	20 years
Intellectual property rights	3 to 10 years
Software	1 to 8 years